Earnings or Loss Per Common Share - Schedule of Anti-dilutive Securities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	2,154	800	410
Stock options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities		4	238
Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities			14
Nonvested restricted stock awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	2,154	796	158